Document And Entity Information	Jul. 29, 2024
Document Information [Line Items]
Entity, Registrant Name	Ekso Bionics Holdings, Inc.
Document, Type	8-K
Document, Period End Date	Jul. 29, 2024
Entity, Incorporation, State or Country Code	NV
Entity, File Number	001-37854
Entity, Tax Identification Number	99-0367049
Entity, Address, Address Line One	101 Glacier Point, Suite A
Entity, Address, City or Town	San Rafael
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	94901
City Area Code	(510)
Local Phone Number	984-1761
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	EKSO
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001549084